Lease - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 4,082
Lessee, Operating Lease, Liability, to be Paid, Year Two	4,262
Lessee, Operating Lease, Liability, to be Paid, Year Three	2,574
Lessee, Operating Lease, Liability, to be Paid, Year Four	2,428
Lessee, Operating Lease, Liability, To Be Paid, After Year Four	2,484
Lessee, Operating Lease, Liability, to be Paid, after Year Five	12,382
Lessee, Operating Lease, Liability, to be Paid, Total	28,212
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(5,542)
Operating Lease, Liability	$ 22,670